Transamerica Janus Mid-Cap Growth VP

SCHEDULE OF INVESTMENTS

At September 30, 2022

(unaudited)

	Shares	Value
COMMON STOCKS - 96.2%
Aerospace & Defense - 1.9%
L3 Harris Technologies, Inc.	75,633	$ 15,718,806

Airlines - 0.7%
Ryanair Holdings PLC, ADR (A)	105,464	6,161,207

Auto Components - 0.5%
Visteon Corp. (A)	38,446	4,077,583

Banks - 0.4%
SVB Financial Group (A)	9,707	3,259,416

Biotechnology - 3.3%
Abcam PLC, ADR (A) (B)	153,515	2,301,190
Ascendis Pharma AS, ADR (A)	54,103	5,586,676
BioMarin Pharmaceutical, Inc. (A)	91,111	7,723,479
Neurocrine Biosciences, Inc. (A)	55,949	5,942,343
Sarepta Therapeutics, Inc. (A)	57,900	6,400,266

		27,953,954

Capital Markets - 6.6%
Cboe Global Markets, Inc.	69,963	8,211,557
Charles Schwab Corp.	118,597	8,523,567
LPL Financial Holdings, Inc.	158,690	34,670,591
MSCI, Inc.	9,480	3,998,569

		55,404,284

Chemicals - 0.8%
Corteva, Inc.	115,335	6,591,395

Commercial Services & Supplies - 1.5%
Cimpress PLC (A)	94,299	2,308,439
Rentokil Initial PLC (B)	236,748	1,254,877
Ritchie Bros Auctioneers, Inc.	151,489	9,465,033

		13,028,349

Containers & Packaging - 0.9%
Sealed Air Corp.	181,745	8,089,470

Diversified Consumer Services - 1.4%
Frontdoor, Inc. (A)	180,260	3,675,501
Terminix Global Holdings, Inc. (A)	212,007	8,117,748

		11,793,249

Electric Utilities - 0.7%
Alliant Energy Corp.	113,667	6,023,214

Electrical Equipment - 2.7%
Regal Rexnord Corp.	38,078	5,344,628
Sensata Technologies Holding PLC	465,111	17,339,338

		22,683,966

Electronic Equipment, Instruments & Components - 7.6%
Flex Ltd. (A)	839,778	13,990,701
National Instruments Corp.	338,273	12,766,423
TE Connectivity Ltd.	197,102	21,752,177
Teledyne Technologies, Inc. (A)	46,785	15,788,534

		64,297,835

Equity Real Estate Investment Trusts - 1.4%
Lamar Advertising Co., Class A	141,769	11,694,525

	Shares	Value
COMMON STOCKS (continued)
Health Care Equipment & Supplies - 8.5%
Boston Scientific Corp. (A)	630,006	$ 24,400,132
Cooper Cos., Inc.	31,728	8,373,019
DENTSPLY SIRONA, Inc.	211,415	5,993,615
ICU Medical, Inc. (A)	67,433	10,155,410
STERIS PLC	49,666	8,258,463
Teleflex, Inc.	71,105	14,324,813

		71,505,452

Hotels, Restaurants & Leisure - 1.9%
Aramark	343,675	10,722,660
Entain PLC	437,800	5,234,537

		15,957,197

Insurance - 7.2%
Aon PLC, Class A	23,942	6,413,343
Intact Financial Corp. (B)	173,619	24,570,730
Ryan Specialty Holdings, Inc. (A)	166,130	6,748,201
W.R. Berkley Corp.	358,091	23,125,517

		60,857,791

Interactive Media & Services - 0.5%
Ziff Davis, Inc. (A)	66,426	4,548,853

Internet & Direct Marketing Retail - 0.2%
Wayfair, Inc., Class A (A) (B)	52,981	1,724,532

IT Services - 11.2%
Amdocs Ltd.	271,015	21,532,142
Broadridge Financial Solutions, Inc., ADR	85,517	12,341,813
Fidelity National Information Services, Inc.	148,679	11,235,672
Global Payments, Inc.	99,939	10,798,409
GoDaddy, Inc., Class A (A)	289,004	20,484,604
WEX, Inc. (A)	141,797	17,999,711

		94,392,351

Life Sciences Tools & Services - 3.3%
Avantor, Inc. (A)	448,801	8,796,500
Illumina, Inc. (A)	34,769	6,633,577
PerkinElmer, Inc.	63,308	7,617,852
Waters Corp. (A)	18,381	4,954,231

		28,002,160

Machinery - 3.0%
Ingersoll Rand, Inc.	323,025	13,974,062
Westinghouse Air Brake Technologies Corp.	138,681	11,281,699

		25,255,761

Media - 1.8%
Liberty Media Corp. - Liberty Formula One, Class C (A)	260,612	15,245,802

Multiline Retail - 0.4%
Dollar Tree, Inc. (A)	27,202	3,702,192

Pharmaceuticals - 1.5%
Catalent, Inc. (A)	122,682	8,877,270
Elanco Animal Health, Inc. (A)	326,861	4,056,345

		12,933,615

Professional Services - 0.1%
Upwork, Inc. (A)	96,325	1,311,947

Road & Rail - 2.6%
JB Hunt Transport Services, Inc.	140,362	21,955,424

Transamerica Series Trust	Page 1

Transamerica Janus Mid-Cap Growth VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2022

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Semiconductors & Semiconductor Equipment - 9.3%
KLA Corp.	40,644	$ 12,300,094
Lam Research Corp.	15,552	5,692,032
Microchip Technology, Inc.	218,491	13,334,506
NXP Semiconductors NV	66,517	9,811,922
ON Semiconductor Corp. (A)	600,937	37,456,403

		78,594,957

Software - 9.8%
Atlassian Corp. PLC, Class A (A)	26,624	5,606,748
Ceridian HCM Holding, Inc. (A)	193,010	10,785,399
Constellation Software, Inc. (B)	18,063	25,133,899
Dynatrace, Inc. (A)	139,074	4,841,166
Nice Ltd., ADR (A) (B)	73,820	13,895,877
SS&C Technologies Holdings, Inc.	423,182	20,206,940
Topicus.com, Inc. (A)	46,969	2,258,429

		82,728,458

Specialty Retail - 2.0%
Burlington Stores, Inc. (A)	41,999	4,699,268
CarMax, Inc. (A)	182,630	12,057,233

		16,756,501

Textiles, Apparel & Luxury Goods - 1.2%
Gildan Activewear, Inc. (B)	355,140	10,039,808

Trading Companies & Distributors - 1.3%
Ferguson PLC	103,448	10,647,903

Total Common Stocks (Cost $814,168,715)		812,937,957

	Shares	Value
OTHER INVESTMENT COMPANY - 0.6%
Securities Lending Collateral - 0.6%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 3.03% (C)	5,336,984	$ 5,336,984

Total Other Investment Company (Cost $5,336,984)		5,336,984

	Principal	Value
REPURCHASE AGREEMENT - 3.9%
Fixed Income Clearing Corp., 1.10% (C), dated 09/30/2022, to be repurchased at $32,613,127 on 10/03/2022. Collateralized by a U.S. Government Obligation, 0.38%, due 07/15/2023, and with a value of $33,262,423.	$ 32,610,137	32,610,137

Total Repurchase Agreement (Cost $32,610,137)		32,610,137

Total Investments (Cost $852,115,836)		850,885,078
Net Other Assets (Liabilities) - (0.7)%		(6,234,703)

Net Assets - 100.0%		$ 844,650,375

INVESTMENT VALUATION:

Valuation Inputs (D)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Common Stocks	$806,448,543	$6,489,414	$—	$812,937,957
Other Investment Company	5,336,984	—	—	5,336,984
Repurchase Agreement	—	32,610,137	—	32,610,137

Total Investments	$811,785,527	$39,099,551	$—	$850,885,078

Transamerica Series Trust	Page 2

Transamerica Janus Mid-Cap Growth VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2022

(unaudited)

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Non-income producing securities.
(B)	All or a portion of the securities are on loan. The total value of all securities on loan is $18,103,118, collateralized by cash collateral of $5,336,984 and non-cash collateral, such as U.S. government securities and irrevocable letters of credit, of $13,337,383. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(C)	Rates disclosed reflect the yields at September 30, 2022.
(D)	There were no transfers in or out of Level 3 during the period ended September 30, 2022. Please reference the Investment Valuation section of the Notes to Schedule of Investments for more information regarding investment valuation and pricing inputs.

PORTFOLIO ABBREVIATION:

ADR	American Depositary Receipt

Transamerica Series Trust	Page 3

Transamerica Janus Mid-Cap Growth VP

NOTES TO SCHEDULE OF INVESTMENTS

At September 30, 2022

(unaudited)

INVESTMENT VALUATION

Transamerica Janus Mid-Cap Growth VP (the “Portfolio”) is a series of the Transamerica Series Trust.

Pursuant to the requirements set forth in SEC Rule 2a-5, effective September 8, 2022, the Board has designated the Portfolio’s investment manager, Transamerica Asset Management, Inc. (“TAM”), to perform fair value determination on behalf of the Portfolio, subject to the oversight of the Board. TAM is subject to Board oversight and certain reporting and other requirements intended to provide the Board the information needed to oversee TAM’s fair value determinations. All investments in securities are recorded at their estimated fair value. TAM values the Portfolio’s investments at the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.

TAM utilizes various methods to measure the fair value of its investments on a recurring basis. Generally Accepted Accounting Principles in the United States of America establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels (“Levels”) of inputs of the fair value hierarchy are defined as follows:

Level 1 — Unadjusted quoted prices in active markets for identical securities.

Level 2 — Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include TAM’s own assumptions used in determining the fair value of the Portfolio’s investments.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using Net Asset Value (“NAV”) per share, or its equivalent, using the “practical expedient” have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Portfolio’s investments at September 30, 2022, is disclosed within the Investment Valuation section of the Schedule of Investments.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.

Fair value measurements: Descriptions of the valuation techniques applied to the Portfolio’s significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:

Equity securities: Securities are stated at the last reported sales price or closing price on the day of valuation taken from the primary exchange where the security is principally traded. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. Equities traded on inactive markets or valued by reference to similar instruments are generally categorized in Level 2 or Level 3 if inputs are unobservable.

Foreign equity securities: Securities in which the primary trading market closes at the same time or after the NYSE, are valued based on quotations from the primary market in which they are traded and are categorized in Level 1. Because many foreign securities markets and exchanges close prior to the close of the NYSE, closing prices for foreign securities in those markets or on those exchanges do not reflect the events that occur after that close. Certain foreign securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, or ETFs and the movement of certain indices of securities based on a statistical analysis of their historical relationship; such valuations generally are categorized in Level 2.

Securities lending collateral: Securities lending collateral is invested in a money market fund which is valued at the actively traded NAV and no valuation adjustments are applied. Securities lending collateral is categorized in Level 1 of the fair value hierarchy.

Repurchase agreements: Repurchase agreements are valued at cost, which approximates fair value. To the extent the inputs are observable and timely, the values are generally categorized in Level 2 of the fair value hierarchy.

Transamerica Series Trust	Page 4